EXPLORATION AND EVALUATION ASSETS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Acquisition of exploration and evaluation assets	$ 290
Disposals of exploration and evaluation assets	1	$ 21
Proceeds from disposal of exploration and evaluation assets	35	35	$ 416
North America
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Acquisition of exploration and evaluation assets	31
Disposals of exploration and evaluation assets	1	3
Proceeds from disposal of exploration and evaluation assets	36	35
Gain on sale of exploration and evaluation assets	35	32
Offshore Africa
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Acquisition of exploration and evaluation assets	0
Disposals of exploration and evaluation assets	$ 0	$ 18